Expense Example - Class A C Shares - Alger Spectra Fund - AC	Class A 1 Year	Class A 3 Years	Class A 5 Years	Class A 10 Years	Class C 1 Year	Class C 3 Years	Class C 5 Years	Class C 10 Years
USD ($)	660	945	1,251	2,117	318	673	1,154	2,483